Intangible Assets, Net (Details) - Schedule of amortization expense related to its finite-lived intangible assets	Dec. 31, 2020 USD ($)
Schedule of amortization expense related to its finite-lived intangible assets [Abstract]
2021	$ 104,842
2022	102,593
2023	102,593
2024	97,099
2025	80,615
Thereafter	477,115
Total	$ 964,857